Other Short Term (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Short-term Debt [Table Text Block]
(In thousands)	2011	2010
Advances with the FHLB paying interest at maturity, at fixed rates of 0.31% (2010 - 0.36% to 0.44%)	$295,000	$300,000
Term funds purchased paying interest at maturity, at fixed rates from 1.15% to 1.25%	-	52,500
Securities sold not yet purchased	-	10,459
Others	1,200	1,263
Total other short-term borrowings	$296,200	$364,222